Fair Value Measurements - Carrying Amount and Estimated Fair Value of Financial Instrument Assets and Liabilities which are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Level I [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 549,351	$ 439,111
Securities Purchased Under Agreements to Resell	0	0
Accounts Receivable	0	0
Receivable from Employees and Related Parties	0	0
Assets Segregated for Bank Regulatory Requirements	10,200	10,200
Closely-held Equity Security	0	0
Loans Receivable		0
Accounts Payable and Accrued Expenses	0	0
Securities Sold Under Agreements to Repurchase	0	0
Payable to Employees and Related Parties	0	0
Notes Payable	0	0
Subordinated Borrowings	0	0
Level II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Securities Purchased Under Agreements to Resell	12,585	2,191
Accounts Receivable	230,522	175,497
Receivable from Employees and Related Parties	15,034	21,189
Assets Segregated for Bank Regulatory Requirements	0	0
Closely-held Equity Security	0	0
Loans Receivable		3,666
Accounts Payable and Accrued Expenses	30,723	43,878
Securities Sold Under Agreements to Repurchase	31,150	44,000
Payable to Employees and Related Parties	27,366	28,392
Notes Payable	170,251	120,373
Subordinated Borrowings	16,803	23,076
Level III [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Securities Purchased Under Agreements to Resell	0	0
Accounts Receivable	0	0
Receivable from Employees and Related Parties	0	0
Assets Segregated for Bank Regulatory Requirements	0	0
Closely-held Equity Security	1,079	1,079
Loans Receivable		0
Accounts Payable and Accrued Expenses	0	0
Securities Sold Under Agreements to Repurchase	0	0
Payable to Employees and Related Parties	0	0
Notes Payable	0	0
Subordinated Borrowings	0	0
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	549,351	439,111
Securities Purchased Under Agreements to Resell	12,585	2,191
Accounts Receivable	230,522	175,497
Receivable from Employees and Related Parties	15,034	21,189
Assets Segregated for Bank Regulatory Requirements	10,200	10,200
Closely-held Equity Security	1,079	1,079
Loans Receivable		3,500
Accounts Payable and Accrued Expenses	30,723	43,878
Securities Sold Under Agreements to Repurchase	31,150	44,000
Payable to Employees and Related Parties	27,366	28,392
Notes Payable	168,097	119,250
Subordinated Borrowings	16,550	22,550
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	549,351	439,111
Securities Purchased Under Agreements to Resell	12,585	2,191
Accounts Receivable	230,522	175,497
Receivable from Employees and Related Parties	15,034	21,189
Assets Segregated for Bank Regulatory Requirements	10,200	10,200
Closely-held Equity Security	1,079	1,079
Loans Receivable		3,666
Accounts Payable and Accrued Expenses	30,723	43,878
Securities Sold Under Agreements to Repurchase	31,150	44,000
Payable to Employees and Related Parties	27,366	28,392
Notes Payable	170,251	120,373
Subordinated Borrowings	$ 16,803	$ 23,076